Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2021	Jan. 31, 2020
Basic earnings per share
Net income attributable to common shareholders		$ 3,212	$ 2,922
Weighted-average number of common shares outstanding (millions)		1,814.2	1,810.9
Basic earnings per share (Canadian dollars)	[1]	$ 1.77	$ 1.61
Diluted earnings per share
Net income attributable to common shareholders		$ 3,212	$ 2,922
Net income available to common shareholders including impact of dilutive securities		$ 3,212	$ 2,922
Weighted-average number of common shares outstanding (millions)		1,814.2	1,810.9
Stock options potentially exercisable (millions)		1.6	2.7
Weighted-average number of common shares outstanding - diluted (millions)		1,815.8	1,813.6
Diluted earnings per share (Canadian dollars)	[1]	$ 1.77	$ 1.61

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.